Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 5 — Stockholders' Equity

Preferred Stock — Our board of directors has the authority, without action by the stockholders, to designate and issue up to 100,000 shares of preferred stock in one or more series and to designate the rights, preferences and privileges of each series, any or all of which may be greater than the rights of our common stock. We have designated 90,000 shares as Series A Junior Participating Preferred, of which no shares are outstanding.

Stockholder Rights Plan — In 2000, our board of directors adopted a stockholder rights plan and declared a dividend of one preferred stock purchase right for each outstanding share of common stock. Each right entitles the holder, once the right becomes exercisable, to purchase from us one one-thousandth of a share of our Series A Junior Participating Preferred Stock, par value $.01 per share. We issued these rights in March 2000 to each stockholder of record on such date, and these rights attach to shares of common stock subsequently issued. The rights will cause substantial dilution to a person or group that attempts to acquire us on terms not approved by our board of directors and could, therefore, have the effect of delaying or preventing someone from taking control of us, even if a change of control were in the best interest of our stockholders.

Holders of our preferred share purchase rights are generally entitled to purchase from us one one-thousandth of a share of Series A preferred stock at a price of $50.00, subject to adjustment as provided in the Stockholder Rights Agreement. These preferred share purchase rights will generally be exercisable only if a person or group becomes the beneficial owner of 15 percent or more of our outstanding common stock or announces a tender offer for 15 percent or more of our outstanding common stock. Each holder of a preferred share purchase right, excluding an acquiring entity or any of its affiliates, will have the right to receive, upon exercise, shares of our common stock, or shares of stock of the acquiring entity, having a market value equal to two times the purchase price paid for one one-thousandth of a share of Series A preferred stock. In March 2010 we amended the Stockholder Rights Agreement to extend the expiration date of the preferred share purchase rights from March 17, 2010 to March 17, 2013, and this amendment was approved by our shareholders on July 21, 2010. Initially, 10,000 Series A Junior Participating Preferred shares were designated, which has been increased to 90,000 shares.

Common Stock — Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of shares of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of our common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights. On July 14, 2011, our shareholders approved a proposal to change our capital structure by increasing the number of authorized shares of common stock from 90,000,000 to 180,000,000.

In February 2011, in connection with a public offering that we conducted utilizing a $50 million shelf registration statement which was declared effective by the SEC in September 2010, we received net proceeds of approximately $4.5 million from an offering of 6,375,000 units, each comprised of one share of our common stock and 0.1746 of a warrant, each to purchase one share of our common stock, at a purchase price of $0.80 per unit. We issued an aggregate of 6,375,000 shares of common stock and warrants to purchase up to an aggregate of 1,113,075 shares of our common stock in connection with this offering.

In May 2011, in connection with a public offering that we conducted utilizing a registration statement on Form S-1 which was declared effective by the SEC on May 11, 2011, we received net proceeds of approximately $6.3 million from an offering of an aggregate of (i) 22,318,500 units and (ii) 22,318,500 Series B Warrants, each to purchase one unit, at a purchase price of $0.39 per unit. Each unit consists of (x) one share of common stock and (y) one Series A Warrant to purchase one share of common stock. As of June 30, 2011, 7,121,500 of the Series B Warrants had been exercised and in July 2011, an additional 15,172,000 Series B Warrants were exercised prior to their July 12, 2011 expiration date, which resulted in additional net proceeds of approximately $3.1 million.

Warrants — In connection with offerings of our common stock and notes payable, we have issued warrants to purchase shares of our common stock, some of which provide that the exercise price of the warrant will be reduced in the event of subsequent financings at an effective price per share less than the exercise price of the warrants, subject to certain exceptions and limitations.

On February 7, 2011, the exercise price of warrants to purchase 686,260 shares which we issued in November 2010 was adjusted to $1.06 per share. These warrants are no longer subject to adjustment except in connection with stock splits, dividends, and other similar events.

In February 2011, as part of a public offering, we issued warrants to purchase 1,113,075 shares of common stock at an exercise price of $0.80 per share. The warrants are exercisable until February 15, 2018, and the exercise price of such warrants is not subject to adjustment in connection with a subsequent financing at an effective price per share less than the exercise price of the warrants.

In May 2011, as part of a public offering, we issued 22,318,500 Series A Warrants to purchase shares of common stock at an initial exercise price of $0.39 per share, which exercise price is subject to adjustment in connection with a subsequent financing at an effective price per share less than the exercise price of such warrants. The Series A Warrants are exercisable during the period beginning one year and one day from the date of issuance, but only if our stockholders approve an increase in the number of authorized shares of common stock from 90,000,000 to not less than 150,000,000 shares, until the fifth anniversary of the date they first become exercisable. In the event that we had not increased the authorized number of shares of our common stock on or prior to the first anniversary of the issuance of the Series A Warrants, we would have been required to pay the holders of the Series A Warrants liquidated damages in the aggregate amount of $2,500,000. Our stockholders approved an amendment to our certificate of incorporation to increase the authorized number of shares of our common stock from 90,000,000 to 180,000,000 shares at our 2011 Annual Meeting of Stockholders held on July 14, 2011, and we filed the certificate of amendment of our certificate of incorporation to effectuate such increase on July 18, 2011. As a result, the Series A Warrants are now exercisable during the period beginning on May 21, 2012 and ending on May 21, 2017 and we will not be required to pay liquidated damages to the holders of the Series A Warrants.

In May 2011, we also issued 22,318,500 Series B Warrants, each to purchase one unit consisting of one share of common stock and one Series A Warrant, at an initial exercise price of $0.31 per unit, subject to adjustment, during the period ending on July 12, 2011. From May 20, 2011 to June 30, 2011, 7,121,500 of the Series B Warrants were exercised, resulting in proceeds of approximately $2.2 million and the issuance of an additional 7,121,500 Series A Warrants. As per the terms of the Series B Warrants, the exercise price of the Series B Warrants adjusted to $0.128 per unit at the close of trading on July 5, 2011, which adjustment was retroactively effective to June 29, 2011. Holders of the Series B Warrants that were exercised during the period beginning on June 29, 2011 and ending on July 5, 2011 were entitled to a refund of a portion of their previously paid exercise price if the exercise price adjusted to less than $0.31 per unit. The amount of the refund for each Series B Warrant was equal to the difference between the initial exercise price of the Series B Warrant ($0.31 per unit) and the adjusted exercise price of the Series B Warrant ($0.128 per unit). An aggregate of 6,005,000 Series B Warrants were exercised on June 29 and June 30, with respect to which we paid a refund in the aggregate amount of approximately $1.1 million to the warrant holders on July 6, 2011 and the remaining $0.4 million was reclassified to equity. From July 1, 2011 to the expiration date of July 12, 2011, 15,172,000 Series B Warrants were exercised resulting in additional net proceeds of approximately $2.0 million and the issuance of an additional 15,172,000 Series A Warrants. Total net proceeds received from the exercises of the Series B Warrants was approximately $3.1 million. On July 12, 2011, the remaining 25,000 Series B Warrants expired unexercised.

As a result of the adjustment to the exercise price of the Series B Warrants from $0.31 per unit to $0.128 per unit, effective June 29, 2011, the exercise price of 687,500 outstanding warrants that we issued in June 2009 was adjusted to $0.128 per share. In addition, the exercise price of warrants that we assumed in connection with our acquisition of Cequent was adjusted from $1.59 per share to $0.73 per share, and the number of shares issuable upon exercise of such warrants increased from 11,627 shares to 25,223 shares.

The following summarizes warrant activity during the six months ended June 30, 2011. The exercises of the Series B Warrants and the Series B Warrants outstanding at June 30, 2011 are included at adjusted price of $0.128 per unit which was retroactively effective to June 29, 2011.

	Warrant Shares	Weighted Average Exercise Price
Warrants outstanding, December 31, 2010	3,830,201	$4.64
Warrants issued	52,886,242	0.36
Warrants exercised or cancelled	(7,131,396)	0.13

Warrants outstanding, June 30, 2011	49,585,047	$$0.61

Subscription investment units — In November 2010, we issued subscription investment units to purchase during the 16-month period following the date of issuance, an aggregate of 2,423,550 shares of common stock at a per share exercise price equal to the lesser of (i) $2.21, and (ii) 90% of the quotient of (x) the sum of the three lowest volume-weighted average price ("VWAP") of the common stock for any three trading days during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable exercise date, divided by (y) three (3). If after 120 calendar days from the closing date certain conditions are satisfied, including that the closing price of our common stock exceeds $4.78 for 10 consecutive trading days, and the daily volume of our common stock on each of such 10 consecutive trading days is greater than 400,000 shares per day, we shall have the right to require the buyers to exercise their Subscription Units upon five days' written notice. The following summarizes subscription investment unit activity during the three months ended June 30, 2011.

	Unit Shares	Weighted Average Exercise Price
Subscription investment units outstanding, December 31, 2010	2,423,550	$1.25
Subscription investment units exercised	(575,000)	0.44

Subscription investment units outstanding, June 30, 2011	1,848,550	$0.19

Note 6 — Stockholders' Equity

Preferred Stock — Our board of directors has the authority, without action by the stockholders, to designate and issue up to 100,000 shares of preferred stock in one or more series and to designate the rights, preferences and privileges of each series, any or all of which may be greater than the rights of our common stock. We have designated 90,000 shares as Series A Junior Participating Preferred, of which no shares are outstanding.

Stockholder Rights Plan — In 2000, our board of directors adopted a stockholder rights plan and declared a dividend of one preferred stock purchase right for each outstanding share of common stock. Each right entitles the holder, once the right becomes exercisable, to purchase from us one one-thousandth of a share of our Series A Junior Participating Preferred Stock, par value $.01 per share. We issued these rights in March 2000 to each stockholder of record on such date, and these rights attach to shares of common stock subsequently issued. The rights will cause substantial dilution to a person or group that attempts to acquire us on terms not approved by our board of directors and could, therefore, have the effect of delaying or preventing someone from taking control of us, even if a change of control were in the best interest of our stockholders.

Holders of our preferred share purchase rights are generally entitled to purchase from us one one-thousandth of a share of Series A preferred stock at a price of $50.00, subject to adjustment as provided in the Stockholder Rights Agreement. These preferred share purchase rights will generally be exercisable only if a person or group becomes the beneficial owner of 15 percent or more of our outstanding common stock or announces a tender offer for 15 percent or more of our outstanding common stock. Each holder of a preferred share purchase right, excluding an acquiring entity or any of its affiliates, will have the right to receive, upon exercise, shares of our common stock, or shares of stock of the acquiring entity, having a market value equal to two times the purchase price paid for one one-thousandth of a share of Series A preferred stock. In March 2010 we amended the Stockholder Rights Agreement to extend the expiration date of the preferred share purchase rights from March 17, 2010 to March 17, 2013, and this amendment was approved by our shareholders on July 21, 2010. Initially, 10,000 Series A Junior Participating Preferred shares were designated, which has been increased to 90,000 shares.

Common Stock — Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of shares of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of our common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights.

Pursuant to a universal shelf registration statement filed with and declared effective by the SEC in 2008, we could issue up to $50.0 million of our common stock, preferred stock, debt securities, warrants to purchase any of the foregoing securities and units comprised of any of the foregoing securities. We accessed this universal shelf registration statement in connection with our April 2008, June 2009 and January 2010 offerings of common stock and warrants and our December 2009 issuance of warrants.

In 2009, we issued to several of our vendors an aggregate of 341,071 shares of our common stock having an estimated fair value of approximately $0.4 million based on the closing market prices on the issue dates to settle amounts due to these vendors of approximately $0.6 million in total and, as a result we recorded a gain on settlement of liabilities of approximately $0.2 million.

In 2009, we entered into an amendment of our lease for 3450 Monte Villa which reduced our future lease obligation payments, and pursuant to which, among other things, we issued 375,000 shares of our common stock to the landlord. The estimated fair value of the shares issued was approximately $0.4 million on the date of issuance and was recorded as an increase in common stock and additional paid-in capital and as a decrease to the previously recorded restructuring liability.

In 2009, we entered into an amendment of our agreement regarding severance obligations with our former Chief Scientific Officer, pursuant to which we paid a reduced sum of approximately $0.9 million on June 30, 2009, and issued 182,819 unregistered shares of our common stock having an estimated market value of approximately $0.2 million as of the agreement date, in full satisfaction of approximately $1.7 million in accrued severance. As a result, we recorded a gain on settlement of liabilities of approximately $0.7 million during 2009.

In 2009, we received net proceeds of approximately $9.3 million from a private placement of 1,312,500 units at a price of $8.00 per unit, each unit comprised of one share of common stock and a warrant to purchase one share of common stock. The estimated fair value of the warrants of approximately $8.1 million was recorded as an increase in fair value liability of price adjustable warrants with the offset reducing common stock and additional paid-in capital.

In 2009, we issued 151,515 shares of our common stock to Ribotask ApS as consideration for an amendment of our Patent Assignment and License Agreement and recorded research and development expense of approximately $1 million, the estimated fair value upon issuance based on the closing market price.

In January 2010, we received net proceeds of approximately $4.9 million from an offering of units at a purchase price of $4.085 per unit comprised of 1,346,389 shares of common stock together with warrants to purchase up to 875,155 shares of our common stock. The estimated fair value of the warrants of approximately $4.1 million was recorded as an increase in fair value liability of price adjustable warrants with the offset reducing common stock and additional paid-in capital.

In July 2010, in connection with our acquisition of Cequent Pharmaceuticals, we issued an aggregate of 9,882,853 shares of common stock to the stockholders of Cequent in exchange for all of the shares of Cequent common and preferred stock that were issued and outstanding immediately prior to the Merger. Of the total shares issued, 1,110,440 of these shares were considered issued in exchange for the termination of the amounts loaned, including accrued interest, to us by Cequent and the warrants issued by us to Cequent under the Loan Agreement and Warrant Agreement. We also assumed all of the stock options and warrants of Cequent outstanding as of July 21, 2010.

In July 2010, we entered into an agreement pursuant to which we acquired the intellectual property of Novosom AG ("Novosom") of Halle, Germany for Novosom's SMARTICLES® liposomal-based delivery system, which significantly broadens the number of approaches we may take for systemic and local delivery of our proprietary UsiRNA therapeutics. We issued 1,419,487 shares of our common stock to Novosom as consideration for the acquired assets and recorded research and development expense of approximately $3.8 million, the estimated fair value upon issuance based on the closing market price.

Under a universal shelf registration statement filed with the SEC, which was declared effective by the SEC in September 2010, we can issue up to $50.0 million of our common stock, preferred stock, debt securities, warrants to purchase any of the foregoing securities, and/or rights to purchase shares of our common or preferred stock, either individually or in units comprised of any of such securities. We accessed our universal shelf registration statement in connection with our November 2010 issuance of warrants, our November 2010 offerings of common stock and subscription investment units and our February 2011 issuance of common stock and warrants.

In November 2010, we received net proceeds of approximately $3.0 million from an offering of units comprised of 1,795,000 shares of common stock together with subscription investment units to purchase up to 2,423,550 shares of common stock at a purchase price of $1.84 per unit. The estimated fair value of the subscription investment units of approximately $1.9 million was recorded as an increase in fair value liability of price adjustable subscription investment units with the offset reducing common stock and additional paid-in capital.

In December 2010, we entered into an amendment of our lease for 3450 Monte Villa which reduced our future lease obligation payments, and pursuant to which, among other things, we issued 2,115,727 shares of our common stock to the landlord. The estimated fair value of the shares issued was approximately $3.3 million on the date of issuance and was recorded as an increase in common stock and additional paid-in capital and as restructuring expense.

In 2010, we issued to several of our vendors an aggregate of 326,936 shares of our common stock having an estimated fair value of approximately $0.5 million based on the closing market prices on the issue dates to settle amounts due to these vendors of approximately $0.5 million in total and, as a result we recorded a net loss on settlement of liabilities of approximately $20,000.

In February 2011, we received net proceeds of approximately $4.7 million from an offering of units comprised of 6,375,000 shares of common stock together with warrants to purchase up to 1,113,075 shares of our common stock at a purchase price of $0.80 per unit.

Warrants — In connection with offerings of our common stock and notes payable, we have issued warrants to purchase shares of our common stock, some of which provide that the exercise price of the warrant will be reduced in the event of subsequent financings at an effective price per share less than the exercise price of the warrants, subject to certain exceptions and limitations. The warrants outstanding as of January 1, 2009, all of which were issued in April 2008, also required a corresponding adjustment of the number of shares of common stock that may be acquired such that the total consideration payable remains unchanged upon full exercise regardless of a downward adjustment in the exercise price. In January 2009, warrants to purchase 344,271 shares of common stock expired.

In June 2009, in connection with the issuance of common stock, we issued warrants to purchase 1,312,500 shares of common stock. The warrants are exercisable until December 12, 2014 and the warrants provide that the exercise price of the warrant will be reduced in the event of subsequent financings at an effective price per share less than the exercise price of the warrants. The June 2009 offering was specifically excluded by the April 2008 warrant holders from triggering any potential anti-dilution provisions of the April 2008 warrants. In addition, in connection with our June 2009 offering, we agreed to seek shareholder approval, to amend the April 2008 warrant agreements to allow the warrants to be repriced below the $8.68 price floor upon dilutive issuances subsequent to such shareholder approval. At the July 21, 2010 annual shareholders' meeting, a proposal to amend the April 2008 warrants to remove the $8.68 floor was not approved by shareholders and therefore effective that date the April 2008 warrants are no longer subject to further price adjustments and there can be no further adjustment to the number of warrant shares.

In December 2009, in connection with the issuance of notes payable, we issued warrants to purchase 268,819 shares of common stock. The issuance of these warrants was a dilutive issuance and in accordance with the terms of the warrant agreements, the April 2008 warrants were repriced to $8.68 per share and warrants to purchase an additional 113,211 shares at $8.68 per share were issued, and the June 2009 warrants were repriced to $4.08 per share. The June 2009 warrants are subject to additional repricings upon future dilutive issuances. The December 2009 warrants were subject to additional repricings upon future dilutive issuances until December 31, 2010. As of December 31, 2010, the exercise price of the December 2009 warrants is $1.84 per share and they are no longer subject to further price adjustments.

In January 2010, we issued warrants to purchase 875,155 shares of common stock at $4.00 per share. The warrants are exercisable until January 19, 2015 and the warrants provide that the exercise price of the warrant will be reduced in the event of subsequent financings at an effective price per share less than the exercise price of the warrants, limited to a price floor of $3.76 per share. We agreed to seek shareholder approval to remove the price floor of $3.76 per share. At the July 21, 2010 annual shareholders' meeting, a proposal to amend the January 2010 warrants to remove the $3.76 floor was not approved by shareholders.

In each of April, May and June 2010, in connection with the issuance of notes payable to Cequent, we issued a warrant to purchase 141,354 shares of common stock at $4.5984 per share, for a total of 424,062 shares. On July 21, 2010 the merger was consummated and the warrants issued to Cequent terminated.

In November 2010, we amended the Securities Purchase Agreements dated as of April 25, 2008, June 9, 2009 and January 13, 2010. In consideration for the amendments we issued warrants to purchase up to 686,260 shares of common stock, which have a five year term, are exercisable immediately, and have an initial exercise price of $2.03 per whole share of common stock, which was subject to adjustment. The estimated fair value of the warrants of approximately $1.2 million was recorded as other expense and an increase in fair value liability of price adjustable warrants. On February 7, 2011, the exercise price of the warrants adjusted to $1.06 per share and the warrants are no longer subject to further adjustment.

As a result of the issuance of common stock at a price of $1.84 per share on November 4, 2010, 956,319 warrants previously outstanding that were issued in June 2009 and December 2009 were repriced to $1.84 per share and 871,405 warrants previously outstanding that were issued in January 2010 were repriced to the floor of $3.76 per share.

In February 2011, we issued warrants to purchase 1,113,075 shares of common stock at $0.80 per share. The warrants are exercisable until February 15, 2018 and are not subject to repricings. As a result of the issuance of common stock and warrants at a price of $0.80 per share, 687,500 warrants previously outstanding that were issued in June 2009 were repriced to $0.80 per share.

In the years ended December 31, 2009 and 2010, warrants to purchase 12,500 and 628,750 shares were exercised, pursuant to which we received cash proceeds of approximately $0.1 million and $2.6 million and issued 12,500 and 628,750 shares of our common stock.

The following summarizes warrant activity during the years ended December 31, 2009 and 2010:

	Warrant Shares	Weighted Average Exercise Price
Warrants outstanding, January 1, 2009	1,549,221	$9.32
Warrants issued	1,694,530	8.60
Warrants exercised	(12,500)	9.52
Warrants expired	(344,271)	8.68

Warrants outstanding, December 31, 2009	2,886,980	6.16
Warrants issued	1,985,477	3.45
Warrants assumed in Cequent acquisition	10,556	1.75
Warrants exercised	(628,750)	4.08
Warrants terminated upon Cequent acquisition	(424,062)	4.60

Warrants outstanding, December 31, 2010	3,830,201	$4.64

Warrants expiring in 2013	49,140

Warrants expiring in 2014	956,319

Warrants expiring in 2015	2,814,186

Warrants expiring thereafter	10,556

Subscription investment units — In November 2010, we issued subscription investment units to purchase during the 16-month period following the date of issuance, an aggregate of 2,423,550 shares of common stock at a per share exercise price equal to the lesser of (i) $2.21, and (ii) 90% of the quotient of (x) the sum of the three lowest VWAP of the common stock for any three trading days during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable exercise date, divided by (y) three (3). If after 120 calendar days from the closing date certain conditions are satisfied, including that the closing price of our common stock exceeds $4.78 for 10 consecutive trading days, and the daily volume of our common stock on each of such 10 consecutive trading days is greater than 400,000 shares per day, we shall have the right to require the buyers to exercise their Subscription Units upon five days' written notice. None of the subscription investment units were exercised in 2010.

Stock Incentive Plans — At December 31, 2010, options to purchase up to 2,641,059 shares of our common stock were outstanding, unvested restricted stock awards for an aggregate of 935 shares of our common stock were outstanding and 1,006,004 shares were reserved for future grants or awards under our various stock incentive plans.

Our stock incentive plans include the 2008 Stock Incentive Plan, 2004 Stock Incentive Plan and 2002 Stock Option Plan. At our July 21, 2010 annual shareholders' meeting, our shareholders approved the addition of one million shares to our 2008 Stock Incentive Plan. We also maintain outstanding grants under our 2000 Nonqualified Stock Option Plan, which expired in 2010, and the 2006 Cequent Stock Incentive Plan under which stock options outstanding at the time of the Cequent acquisition were converted to options to purchase shares of our common stock. Under our stock compensation plans, we are authorized to grant options to purchase shares of common stock to our employees, officers and directors and other persons who provide services to us. The options to be granted are designated as either incentive stock options or non-qualified stock options by our board of directors, which also has discretion as to the person to be granted options, the number of shares subject to the options and the terms of the option agreements. Only employees, including officers and part-time employees, may be granted incentive stock options. Under our 2004 and 2008 plans, we are authorized to grant awards of restricted stock, stock appreciation rights and performance shares, in addition to stock options. As of December 31, 2010, no stock appreciation rights or performance shares have been granted. Options granted under the plans generally have terms of ten years from the date of grant, and generally vest over three or four years. We generally issue new shares for option exercises unless treasury shares are available for issuance. We had no treasury shares as of December 31, 2010 and have no plans to purchase any in the next year, however, we may accept the surrender of vested restricted shares from employees to cover tax requirements at our discretion.

Stock-based Compensation — Compensation expense is recognized on a straight-line basis over the applicable vesting periods based on the fair value on the grant date and is recorded net of forfeitures based on historical experience. Certain option and share awards provide for accelerated vesting if there is a change in control (as defined in the applicable plan and certain employment agreements we have with key employees). The following table summarizes stock-based compensation expense (in thousands):

	Years Ended December 31,
	2009	2010
Research and development	$163	$679
Selling, general and administrative	1,649	1,337

Total	$1,812	$2,016

Stock Options — Option activity was as follows:

	Years Ended December 31,
	2009		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	1,547,303	$17.39	2,107,502	$9.25
Granted	853,970	5.48	218,613	2.63
Assumed in Cequent acquisition	—	—	580,828	2.32
Exercised	(3,750)	8.56	(40,575)	1.09
Expired	(230,024)	50.89	(190,590)	15.76
Forfeited	(59,997)	5.94	(34,719)	2.12

Outstanding at end of year	2,107,502	$9.25	2,641,059	$6.93

Exercisable at end of year	1,106,173	$11.51	1,923,936	$7.45

The following table summarizes additional information on our stock options outstanding at December 31, 2010:

Range of Exercise Prices	Options Outstanding			Options Exercisable
	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$1.16 – $ 1.92	329,295	6.8	$1.25	308,806	$1.25
$2.14 – $ 3.80	551,033	8.1	2.98	205,991	3.21
$4.12 – $ 5.84	747,065	7.1	5.26	590,849	5.12
$6.08 – $ 9.56	569,740	6.6	8.01	471,224	8.04
$12.76 – $61.72	443,926	6.6	17.44	347,066	18.63

Totals	2,641,059	7.1	$6.93	1,923,936	$7.45

Exercisable	1,923,936	6.5

We use the Black-Scholes-Merton option pricing model to determine the fair value of our stock-based awards. The determination of the fair value of stock-based awards on the date of grant using an option-pricing model is affected by our stock price as well as by assumptions regarding a number of complex and subjective variables. These variables include the expected life of the award, expected stock price volatility over the term of the award, historical and projected exercise behaviors, risk-free interest rate and expected dividends. Staff Accounting Bulletins issued by the Securities and Exchange Commission provide for a simplified method for estimating expected term for "plain-vanilla" options, if a company met certain criteria. The mid-point between the vesting date and the expiration date is used as the expected term under this method. We have concluded that we meet the criteria to use the simplified method as we have had significant structural changes in our business such that our historical exercise data may no longer provide a reasonable basis upon which to estimate expected term. We estimate volatility of our common stock by using our stock price history to forecast stock price volatility. The risk-free interest rates used in the valuation model were based on U.S. Treasury issues with remaining terms similar to the expected term on the options. We do not anticipate paying any dividends in the foreseeable future and, therefore, use an expected dividend yield of nil. The per-share fair value of stock options granted was approximately $3.76 and $2.19 in 2009 and 2010, respectively, which were estimated at the date of grant using the Black-Scholes-Merton option valuation model with the following weighted average assumptions for the periods presented as follows:

	2009	2010
Risk free interest rate	2.3%	1.6%
Expected stock volatility	105%	113%
Expected option life	5.8 years	5.9 years

As of December 31, 2010, we had approximately $1.6 million of total unrecognized compensation cost related to unvested stock options. Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures. We expect to recognize this cost over a weighted average period of approximately 1.6 years.

At December 31, 2010, the aggregate intrinsic value of options outstanding was approximately $0.1 million and the aggregate intrinsic value of options exercisable was $0.1 million. The intrinsic value of stock options is based on the December 31, 2010 $1.55 closing market price of our common stock and is calculated by aggregating the difference between the closing market price and the exercise price of the options. The total intrinsic value of options exercised in 2009 was not material and the total intrinsic value of options exercised in 2010 was approximately $0.1 million. The total grant date fair value of options that vested during 2009 and 2010 was approximately $1.9 million and $2.1 million, respectively.

In 2009, in connection with our annual shareholders meeting, three members of our board of directors retired. Our board of directors approved a resolution to extend the amount of time two of the retiring directors have to exercise their vested options from 90 days to two years. Additional compensation expense recognized as a result of the modification was approximately $0.1 million. The third retiring director's options were governed by his employment contract at his employment termination date. In 2009, six employees were terminated and received accelerated vesting of their stock options and additional time to exercise their options, which resulted in recognition of additional compensation expense of approximately $0.8 million.

In 2010, in connection with our annual shareholders meeting, three members of our board of directors retired. Our board of directors approved a resolution to extend the amount of time two of the retiring directors have to exercise their vested options from 90 days to four years. Additional compensation expense recognized as a result of the modification was approximately $0.2 million.

Non-Employee Option Grants — In 2009 we granted stock options to non-employee members of our Scientific Advisory Board. In addition, as part of the Cequent acquisition, we assumed stock options granted to non-employees which were converted to stock options for 79,642 shares of our common stock. Non-employee option grants are recorded as expense over the vesting period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes-Merton option pricing model, is re-measured using the fair value of our common stock and the stock-based compensation recognized during the period is adjusted accordingly. Since the fair value of options granted to non-employees is subject to change in the future, the amount of future compensation expense will include fair value re-measurements until the stock options are fully vested. We recognized expense of approximately $47,000 and $45,000 in 2009 and 2010, respectively, relating to options granted to non-employees.

Restricted Stock Awards — Pursuant to restricted stock awards granted under our 2004 Plan, we have issued shares of restricted stock to certain employees and members of our board of directors. No restricted stock awards have been granted under our 2008 Plan. Stock-based compensation expense is being recognized on a straight-line basis over the applicable vesting periods of one to three years of the restricted shares based on the fair value of such restricted stock on the grant date. Additional information on restricted shares is as follows:

	Years Ended December 31,
	2009	2010
Unvested restricted shares outstanding, beginning of year	26,691	5,504
Restricted shares forfeited	(3,393)	—
Restricted shares vested	(17,794)	(4,569)

Unvested restricted shares outstanding, end of year	5,504	935

Weighted average grant date fair value per share	$35.00	$15.24

Stock-based compensation related to restricted stock was a benefit of $0.3 million in 2009 due to forfeitures and in 2010 we recorded an expense of approximately $0.1 million. The grant date fair value of restricted stock vested in 2009 and 2010 was approximately $0.6 million and $0.2 million, respectively. Unrecognized compensation cost related to unvested restricted stock awards granted was not material at December 31, 2010.

Employee Stock Purchase Plan — As of December 31, 2010, a total of 150,000 shares of common stock have been reserved for issuance under our 2007 Employee Stock Purchase Plan ("ESPP"), of which 77,109 have been issued to date. Under the terms of our ESPP, a participant may purchase shares of our common stock at a price equal to the lesser of 85% of the fair market value on the date of offering or on the date of purchase. An aggregate of 18,647 and 43,512 shares were issued under the ESPP during 2009 and 2010, respectively. We recorded stock-based compensation expense related to our ESPP of approximately $54,000 and $77,000 in the years ended December 31, 2009 and 2010, respectively, based on employee contributions and a per share fair value of $2.08 and $1.73, for 2009 and 2010, which were estimated using the following weighted average variables:

	Years Ended December 31,
	2009	2010
Expected dividend yield	0%	0%
Risk free interest rate	0.5%	0.2%
Expected volatility	185%	95%
Expected term	0.5 years	0.5 years